Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income (Tables)	12 Months Ended
Dec. 31, 2018
Consolidated Income Statement [Line Items]
Schedule of reconciliations of information on reportable segments to IFRS measures

2018 in € thousands	North America	International	Total
Revenue	48,470	56,081	104,551
Direct marketing expenses	(27,862)	(32,026)	(59,888)
Contribution	20,608	24,055	44,663

Cost of revenue
Data center expenses			(3,311)
Credit card fees			(2,187)
Mobile application processing fees			(4,104)
Gross profit			35,061
Other income			240
Other operating expenses
Sales and marketing expenses			(4,938)
Customer service expenses			(4,626)
Technical operations and development expenses			(7,195)
General and administrative expenses			(19,540)
Operating (loss)/profit			(998)

Interest income and similar income			478
Interest expense and similar charges			(1,436)
Net finance expenses			(958)

(Loss)/income before taxes			(1,956)
Income tax benefit (expense)			(1,147)
(Loss)/income from continuing operations			(3,103)

Revenue realized over time	48,470	56,081	104,551

2017 in € thousands	North America	International	Total
Revenue	24,574	61,063	85,637
Direct marketing expenses	(17,980)	(35,489)	(53,469)
Contribution	6,594	25,574	32,168

Cost of revenue
Data center expenses			(1,964)
Credit card fees			(1,549)
Mobile application processing fees			(1,794)
Gross profit			26,861
Other income			54
Other operating expenses
Sales and marketing expenses			(5,540)
Customer service expenses			(3,971)
Technical operations and development expenses			(6,428)
General and administrative expenses			(16,091)
Operating (loss)/profit			(5,115)

Interest income and similar income			239
Interest expense and similar charges			(782)
Net finance expenses			(543)

Loss before taxes			(5,658)
Income tax benefit			84
Loss from continuing operations			(5,574)

Revenue realized over time	24,574	61,063	85,637

2016 in € thousands	North America	International	Total
Revenue	16,004	57,487	73,491
Direct marketing expenses	(15,059)	(33,311)	(48,370)
Contribution	945	24,176	25,121

Cost of revenue
Data center expenses			(726)
Credit card fees			(1,471)
Mobile application processing fees			(635)
Gross profit			22,289
Other income			126
Other operating expenses
Sales and marketing expenses			(3,919)
Customer service expenses			(2,791)
Technical operations and development expenses			(3,305)
General and administrative expenses			(9,727)
Operating (loss)/profit			2,673

Interest income and similar income			157
Interest expense and similar charges			(425)
Net finance expenses			(268)

Income before taxes			2,405
Income tax expense			(1,082)
Income from continuing operations			1,323

Revenue realized over time	16,004	57,487	73,491

Schedule of geographic information

Revenue in € thousands	2018	2017	2016
United States	41,919	17,861	10,176
France	17,148	17,859	12,655
United Kingdom	9,210	8,803	7,153
Germany	3,106	3,764	5,326
Other countries	33,168	37,350	38,181
	104,551	85,637	73,491

Non-current assets in € thousands	2018	2017	2016
United States	25,816	25,814	—
France	2,266	6,459	8,329
Germany	7,034	4,733	1,790
Other countries	185	212	—
	35,301	37,218	10,119

Schedule of results of discontinued operations

(in € thousands)	Note	2018	2017	2016
Revenue		—	—	3,667
Expenses		—	—	(5,168)
Results from operating activities		—	—	(1,501)
Income tax		—	—	488
Results from operating activities, net of tax		—	—	(1,013)
Gain on sale of discontinued operation		—	—	381
Profit (loss) from discontinued operations, net of tax		—	—	(632)
Earnings per share - discontinued operations
Basic loss per share (€)	4.15	—	—	(25.28)
Diluted loss per share (€)	4.15	—	—	(25.28)

Schedule of cash flows from discontinued operations

(in € thousands)	Note	2018	2017	2016
Net cash from operating activities		—	—	(635)
Net cash from investing activities		—	250	18
Net cash flows for the year		—	250	(617)

Schedule of effects of disposal on the consolidated balance sheet of the group

(in € thousands)	Note	2016
Property, plant and equipment		(7)
Trade and other receivables		(402)
Cash and cash equivalents		(232)
Current trade and other payables		768
Provisions		4
Net assets and liabilities		131
Consideration received, satisfied in cash		250
Cash and cash equivalents disposed of		(232)
Net cash inflows		18

Schedule of cost of revenue
For the years ended December 31, 2018, 2017 and 2016, cost of revenue was as follows:

(in € thousands)	2018	2017	2016
Direct marketing expenses	59,888	53,469	48,370
Credit card fees	2,187	1,549	1,471
Data center expenses	3,311	1,964	726
Mobile application processing fees	4,104	1,794	635
Total cost of revenue	69,490	58,776	51,202

Schedule of net finance expenses
During the years ended December 31, 2018, 2017 and 2016, net finance expenses were as follows:

(in € thousands)	2018	2017	2016
Currency translation gains	257	213	157
Interest income and similar income	221	26	—
Interest expense for non-current liabilities	(426)	(516)	(129)
Currency translation losses	(645)	(266)	(296)
Other finance costs	(365)	—	—
Total net finance expenses	(958)	(543)	(268)

Schedule of employee benefits
The following table shows the different types of employee benefits expenses:

(in € thousands)	2018	2017	2016
Wages and salaries	12,451	11,367	8,684
Social security contribution	2,329	2,016	1,763
Equity-settled share-based payments	4,091	1,166	991
Termination benefits	283	430	765
Other employee benefits	786	447	64
Total employee benefits expenses	19,940	15,426	12,267

Schedule of employee benefits are allocated to costs and expenses
Employee benefits are allocated to costs and expenses as follows:

(in € thousands)	2018	2017	2016
Cost of sales	465	520	283
Sales and marketing expenses	3,183	2,921	2,795
Customer service expenses	2,459	2,153	1,651
Technical operations and development expenses	6,386	5,712	3,531
General and administrative expenses	7,447	4,120	4,007
Total employee benefits	19,940	15,426	12,267

Schedule of movements in the number of options outstanding and their related weighted average exercise prices
The movements in the number of Spark options outstanding and their related weighted average exercise prices are as follows:

	2018
	Weighted Average Exercise Price	Number of Options
Outstanding at January 1	$16.88	163,270
Exercised during the year	$10.10	(55,975)
Expired during the year	$35.07	(42,245)
Outstanding at December 31	$10.91	65,050

	2017
	Weighted Average Exercise Price	Number of Options
Outstanding at November 3	$37.47	236,670
Expired during the year	$83.75	(72,900)
Forfeited during the year	$14.50	(500)
Outstanding at December 31	$16.88	163,270

Schedule of options outstanding at the end of the period
Options outstanding at the end of the period have the following expiry dates and exercise prices:

	2018		2017
Expiry date	Exercise Price	Number of Options	Exercise Price	Number of Options
March 2018	$—	—	$20.87	1,750
July 2018	$—	—	$10.10	24,735
November 2018	$—	—	$10.00	12,000
November 2018	$—	—	$53.70	20,000
November 2018	$—	—	$34.50	5,000
March 2023	$30.70	1,500	$30.70	3,750
August 2023	$14.50	5,000	$14.50	5,000
September 2023	$—	—	$18.60	250
March 2024	$10.00	2,400	$10.00	2,400
March 2024	$10.10	56,150	$10.10	88,385
Outstanding at December 31	$10.91	65,050	$16.88	163,270

Schedule of major components of income taxes are broken down
The major components of income taxes are broken down as follows:

	Years Ended December 31,
(in € thousands)	2018	2017	2016
Current income tax	(219)	(67)	(752)
Current income tax expenses (-) / income (+)	(155)	(57)	(752)
Adjustments for current income tax from prior periods	(64)	(10)	—
Deferred tax	(928)	151	(330)
Deferred taxes from the origination and reversal of temporary differences	(531)	(8)	211
Deferred taxes on tax losses carryforward	(397)	159	(541)
Total	(1,147)	84	(1,082)

Schedule of based on the consolidated income before taxes reconciliation of the effective tax expense
Based on the consolidated income before taxes, the reconciliation of the effective tax expense is the following:

	Years Ended December 31,
(in € thousands)	2018	2017	2016
Income before tax from continuous operations	(1,956)	(5,658)	2,405
Tax rate of the Group in %	30%	32%	30%
Expected tax expense (-) / income (+)	590	1,811	(728)
Tax effect of:
Differences in applicable tax rate	229	(108)	50
Recognition of previously unrecognized tax losses	850	573	—
Current-year losses and for which no deferred tax is recognized	(1,997)	(2,009)	—
Share-based payment arrangements	(263)	(139)	(297)
Non-deductible expenses for tax purpose	4	(5)	—
Taxes from prior years	(604)	(10)	—
Tax rate changes	167	—	—
Trade tax additions and deductions	(53)	(29)	(9)
Sundry items	(70)	—	(98)
Effective tax expense	(1,147)	84	(1,082)

Schedule of deferred tax assets and liabilities
As of December 31, 2018 and 2017, the following deferred tax assets and liabilities were recognized:

	December 31,
(in € thousands)	2018	2017
Deferred tax assets (DTA)	9,404	9,907
Deferred tax liabilities (DTL)	1,132	725

Schedule of breakdown of deferred tax assets and liabilities is presented
A breakdown of deferred tax assets and liabilities is presented in the following table:

	2018		2017
(in € thousands)	DTA	DTL	DTA	DTL
Intangible assets	—	2,439	—	2,150
Property, plant and equipment	—	—	—	—
Financial assets	—	—	—	—
Receivables and other assets	202	—	125	—
Cash	73	—	61	—
Liabilities	17	19	2	—
Provisions	4	—	4	—
Deferred income	—	—	—	—
Other	—	—	—	—
Income tax credits	—	—	295	—
Tax losses carryforward	10,434	—	10,845	—
Total, gross	10,730	2,458	11,332	2,150
Set off of deferred tax	1,326	1,326	1,425	1,425
Total, net	9,404	1,132	9,907	725

Schedule of profit (loss) attributable to ordinary shareholders (basic)

	Years Ended December 31,
(in € thousands, except per share amounts)	2018	2017	2016
Net (loss)/income	€(3,103)	€(5,574)	€691
Weighted average shares outstanding - basic and diluted	1,296	230	25
Net (loss)/income per share - basic and diluted	€(2.39)	€(24.23)	€27.64

Disclosure of disaggregation of revenue from contracts with customers [text block]
For the years ended December 31, 2018, 2017 and 2016, revenue was as follows:

	Years Ended December 31,
in € thousands	2018	2017	2016
Subscription revenue	103,658	85,251	73,491
Advertising revenue	893	386	—
Total Revenue	104,551	85,637	73,491

Affinitas GmbH
Consolidated Income Statement [Line Items]
Schedule of options outstanding at the end of the period have the following expiry dates and exercise prices
The movements in the number of Options outstanding and their related weighted average exercise prices (in €) are as follows:

	2018		2017		2016
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Outstanding at January 1	€1,019	6,166	€1,014	5,454	€878	3,507
Granted during the year	€—	—	€1,091	932	€1,260	1,947
Forfeited during the year	€—	—	€1,091	(28)	€—	—
Settled during the year	€1,019	(6,166)	€1,228	(192)	€—	—
Outstanding at December 31	€—	—	€1,019	6,166	€1,014	5,454

Schedule of expiry dates and exercise prices
Options outstanding at the end of the period have the following expiry dates and exercise prices (in €):

	2018		2017		2016
Expiry date	Exercise Price	Number of Options	Exercise Price	Number of Options	Exercise Price	Number of Options
Not defined (grant in 2013)	€—	—	€1	1,170	€1	1,170
September - October 2025	€—	—	€917	825	€917	880
September - October 2025	€—	—	€1,376	825	€1,376	880
September - October 2025	€—	—	€1,835	550	€1,835	577
January-July 2026	€—	—	€917	550	€917	550
January-July 2026	€—	—	€1,091	404	€1,091	487
May 2026	€—	—	€1,376	550	€1,376	550
May 2026	€—	—	€1,835	360	€1,835	360
January - April 2027	€—	—	€1,091	932	€—	—
Outstanding at December 31		—		6,166		5,454

Schedule of fair values and the inputs used in the measurement of the fair values of these equity-settled options
The fair values and the inputs used in the measurement of the fair values of these equity-settled Options at the date of grant are summarized below:

	2018	2017	2016
Share price M&A Scenario (€)	—	551	291 - 380
Share price IPO Scenario (€)	—	1,489	1,289 - 1,381
Weighted average option exercise price (€)	—	1,091	1,260
Volatility	—%	37.2%	35.9% - 37.9%
Expected life	—	2.8 - 3.8 years	1.0 - 2.8 years
Dividend yield	—%	—%	—%
Risk-free rate	—%	(0.653)%	(0.743%) - (0.462%)
Weighted-average option fair value (€)	—	520	324
Fair value per Option (€)	—	481 - 572	271 - 383

Spark Networks SE
Consolidated Income Statement [Line Items]
Schedule of options outstanding at the end of the period have the following expiry dates and exercise prices
Options outstanding at the end of the period have the following expiry dates and weighted average exercise prices (in $):

	2018		2017
	Weighted Average Exercise Price	Number of Options	Exercise Price	Number of Options
Outstanding at January 1	$10.62	908,608	$—	—
Granted during the year	$14.47	513,026	$10.62	908,608
Forfeited during the year	$12.49	(128,564)	$—	—
Outstanding at December 31	$11.96	1,293,070	$10.62	908,608

	2018		2017
Expiry date	Weighted Average Exercise Price	Number of Options	Exercise Price	Number of Options
December 2024	$10.62	840,044	$10.62	908,608
April 2025	$14.63	433,026	$—	—
June 2025	$11.51	10,000	$—	—
January 2026	$9.38	10,000	$—	—
Outstanding at December 31	$11.96	1,293,070	$10.62	908,608
Exercisable at December 31	$10.62	297,474	$—	—

Schedule of expiry dates and exercise prices
Options outstanding at the end of the period have the following expiry dates and weighted average exercise prices (in $):

	2018		2017
	Weighted Average Exercise Price	Number of Options	Exercise Price	Number of Options
Outstanding at January 1	$10.62	908,608	$—	—
Granted during the year	$14.47	513,026	$10.62	908,608
Forfeited during the year	$12.49	(128,564)	$—	—
Outstanding at December 31	$11.96	1,293,070	$10.62	908,608

	2018		2017
Expiry date	Weighted Average Exercise Price	Number of Options	Exercise Price	Number of Options
December 2024	$10.62	840,044	$10.62	908,608
April 2025	$14.63	433,026	$—	—
June 2025	$11.51	10,000	$—	—
January 2026	$9.38	10,000	$—	—
Outstanding at December 31	$11.96	1,293,070	$10.62	908,608
Exercisable at December 31	$10.62	297,474	$—	—

Schedule of fair values and the inputs used in the measurement of the fair values of these equity-settled options
The fair values and the inputs used in the measurement of the fair values of these equity-settled Options at the date of grant and at the date of replacement of Spark Networks 2017 VSOP Options with Spark Networks 2018 VSOP Options are summarized below:

	2018	2017
Share price ($)	9.47 - 14.63	10.21
Exercise price ($)	9.38 - 14.63	10.62
Option life (months)	85	48.5
Volatility	36.4 - 38.2%	55.0%
Dividend yield	—%	—%
Risk-free rate	2.67 - 2.84%	1.98%
Fair value per Option ($)	4.82 - 7.38	3.87
Fair value per Option (€)	4.25 - 5.99	3.27

Other Income
Consolidated Income Statement [Line Items]
Schedule of other income	For the years ended December 31, 2018, 2017 and 2016, other income was as follows:

(in € thousands)	2018	2017	2016
Repayments and reimbursements	—	—	74
Other income	240	54	52
Total other income	240	54	126

Sales and marketing expenses
Consolidated Income Statement [Line Items]
Schedule of different types of expenses
For the years ended December 31, 2018, 2017 and 2016, the following table shows the types of expenses recorded as sales and marketing:

(in € thousands)	2018	2017	2016
Personnel	3,183	2,921	2,795
Depreciation and amortization	1,176	1,723	741
Other	480	705	260
Office expenses	99	191	123
Total sales and marketing expenses	4,938	5,540	3,919

Customer service expenses
Consolidated Income Statement [Line Items]
Schedule of different types of expenses
For the years ended December 31, 2018, 2017 and 2016, the following table shows the types of expenses recorded as customer service:

(in € thousands)	2018	2017	2016
Personnel	2,459	2,153	1,651
Third party services	1,773	1,589	965
Office expenses	241	146	109
Depreciation and amortization	107	62	53
Other	46	21	13
Total customer service expenses	4,626	3,971	2,791

Technical operations and development expenses
Consolidated Income Statement [Line Items]
Schedule of different types of expenses
For the years ended December 31, 2018, 2017 and 2016, the following table shows the types of expenses recorded as technical operations and development:

(in € thousands)	2018	2017	2016
Personnel	6,386	5,712	3,531
Depreciation and amortization	2,224	1,259	445
Data processing costs	832	1,364	353
Office expenses	252	166	114
Other	68	63	48
Capitalized development costs	(2,567)	(2,136)	(1,186)
Total technical operations and development expenses	7,195	6,428	3,305

General and administrative expenses
Consolidated Income Statement [Line Items]
Schedule of different types of expenses
The following table shows the different types of expenses allocated to general and administrative expenses:

(in € thousands)	2018	2017	2016
Personnel costs	7,447	4,120	3,365
Legal, consulting, bookkeeping and auditing costs	3,600	6,084	479
Provisions for bad debts, write-offs, and uncollectible amounts	1,203	4,102	4,073
Goodwill impairment	3,324	—	—
Third party services	860	319	238
Licenses	798	24	12
Insurance	640	214	29
Office expenses	499	264	120
Recruiting costs	458	323	182
Travel costs	361	233	62
Other expenses	350	408	363
Acquisition related costs	—	—	162
Restructuring costs	—	—	642
Total general and administrative expenses	19,540	16,091	9,727